Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net income	$ 156.8	$ 141.2	$ 241.3
Other comprehensive income
Foreign currency translation	17.7	(46.3)	24.2
Postretirement adjustments, net of tax of $(28.3) in 2012, $(20.3) in 2011 and $22.1 in 2010	(452.3)	(728.5)	62.7
Total other comprehensive income (loss)	(434.6)	(774.8)	86.9
Comprehensive income (loss)	(277.8)	(633.6)	328.2
Comprehensive income attributable to noncontrolling interests	(9.3)	(5.0)	(6.9)
Comprehensive income (loss) attributable to Unisys Corporation	$ (287.1)	$ (638.6)	$ 321.3